ORINDA INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
REITS - 96.3%
Financials - 29.1%
American Homes 4 Rent - Series E, 6.35%	11,174	$283,373
AGNC Investment Corp.	125,000	2,317,500
AGNC Investment Corp. - Series C, 7.00% (3 Month LIBOR USD + 5.11%) (a)(b)	157,542	4,105,545
AGNC Investment Corp. - Series D, 6.88% (3 Month LIBOR USD + 4.33%) (a)(b)	60,000	1,542,000
AGNC Investment Corp. - Series E, 6.50% (3 Month LIBOR USD + 4.99%) (a)	46,015	1,168,781
AGNC Investment Corp. - Series F, 6.13% (3 Month LIBOR USD + 4.70%) (a)	31,100	781,854
Annaly Capital Management, Inc.	126,000	1,168,020
Annaly Capital Management, Inc. - Series F, 6.95% (3 Month LIBOR USD + 4.99%) (a)(b)	95,097	2,430,679
Annaly Capital Management, Inc. - Series G, 6.50% (3 Month LIBOR USD + 4.17%) (a)	39,250	996,950
Annaly Capital Management, Inc. - Series I, 6.75% (3 Month LIBOR USD + 4.99%) (a)(b)	98,581	2,531,560
Apollo Commercial Real Estate Finance, Inc.	74,152	1,160,479
Arbor Realty Trust, Inc.	124,150	2,264,496
Arbor Realty Trust, Inc., - Series D, 6.38%	80,000	2,051,200
Blackstone Mortgage Trust, Inc.	73,628	2,358,305
Brixmor Property Group, Inc.	30,800	699,468
Chimera Investment Corp. - Series A, 8.00% (b)	74,755	1,898,777
Chimera Investment Corp. - Series B, 8.00% (3 Month LIBOR USD + 5.79%) (a)(b)	41,312	1,039,410
Chimera Investment Corp. - Series C, 7.75% (3 Month LIBOR USD + 4.74%) (a)	74,632	1,862,815
Chimera Investment Corp. - Series D, 8.00% (3 Month LIBOR USD + 5.38%) (a)(b)	79,733	2,008,474
Healthcare Realty Trust, Inc.	22,100	670,514
Invesco Mortgage Capital, Inc. - Series C, 7.50% (3 Month LIBOR USD + 5.29%) (a)	35,500	888,210
KKR Real Estate Finance Trust, Inc.	109,000	2,330,420
KKR Real Estate Finance Trust, Inc. - Series A, 6.50% (b)	90,000	2,305,800
New Residential Investment Corp. - Series A, 7.50% (3 Month LIBOR USD + 5.80%) (a)(b)	94,243	2,365,499
New Residential Investment Corp. - Series B, 7.13% (3 Month LIBOR USD + 5.64%) (a)(b)	108,751	2,688,325
New Residential Investment Corp. - Series C, 6.38% (3 Month LIBOR USD + 4.97%) (a)(b)	108,129	2,509,674
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD + 5.83%) (a)(b)	60,110	1,562,860
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD + 5.99%) (a)(b)	92,248	2,407,673
Realty Income Corp.	33,952	2,322,317
Starwood Property Trust, Inc.	100,000	2,539,000
TPG RE Finance Trust, Inc.	11,053	144,131
Two Harbors Investment Corp. - Series A, 8.13% (3 Month LIBOR USD + 5.66%) (a)(b)	46,764	1,227,087
Two Harbors Investment Corp. - Series C, 7.25% (3 Month LIBOR USD + 5.01%) (a)(b)	34,322	849,469
		57,480,665

Real Estate - 67.2%
American Assets Trust, Inc.	90,454	3,306,094
American Finance Trust, Inc. - Series A, 7.50%	41,000	1,063,130
American Homes 4 Rent - Series D, 6.50% (b)	115,590	2,923,271
American Homes 4 Rent - Series G, 5.88% (b)	40,222	1,065,079
American Homes 4 Rent - Series H, 6.25%	19,659	541,016
Apple Hospitality REIT, Inc.	38,400	609,408
Armada Hoffler Properties, Inc.	30,300	402,081
Armada Hoffler Properties, Inc. - Series A, 6.75%	47,760	1,320,564
Bluerock Residential Growth REIT, Inc. - Series C, 7.63%	9,728	248,010
Bluerock Residential Growth REIT, Inc. - Series D, 7.13% (b)	52,200	1,320,660
Boston Properties, Inc.	10,000	1,175,600
Brandywine Realty Trust	111,200	1,563,472
Brookfield Property REIT, Inc.	53,492	1,002,440
Centerspace - Series C, 6.63% (b)	49,046	1,298,738
City Office REIT, Inc. (b)	153,459	1,773,986
City Office REIT, Inc. - Series A, 6.63% (b)	74,817	1,916,812
Colony Capital, Inc. - Series H, 7.13% (b)	120,411	3,004,254
Colony Capital, Inc. - Series I, 7.15% (b)	128,488	3,205,776
Colony Capital, Inc. - Series J, 7.13%	139,201	3,473,065
Columbia Property Trust, Inc.	78,000	1,364,220
Corporate Office Properties Trust	77,500	2,139,000
Cousins Properties, Inc.	20,000	741,800
DiamondRock Hospitality Co., 8.25%	58,715	1,705,671
Digital Realty Trust, Inc. - Series K, 5.85% (b)	38,877	1,100,608
Easterly Government Properties, Inc.	55,300	1,146,369
Federal Realty Investment Trust	29,200	3,338,728
Gaming and Leisure Properties, Inc.	27,500	1,274,900
Global Medical REIT, Inc.	91,000	1,310,400
Global Net Lease, Inc. - Series A, 7.25% (b)	74,191	1,957,159
Global Net Lease, Inc. - Series B, 6.88%	50,904	1,369,699
Healthpeak Properties, Inc.	30,500	1,018,090
Hersha Hospitality Trust - Series C, 6.88%	27,688	676,972
Hersha Hospitality Trust - Series E, 6.50% (b)	73,755	1,752,419
Highwoods Properties, Inc.	116,752	5,333,231
Independence Realty Trust, Inc.	23,058	393,831
iStar, Inc. - Series D, 8.00% (b)	51,662	1,336,496
iStar, Inc. - Series I, 7.50%	35,793	915,227
Lexington Realty Trust	36,000	445,680
LTC Properties, Inc.	41,900	1,641,642
Macerich Co. (The)	218,469	3,475,842
Monmouth Real Estate Investment Corp. - Series C, 6.13%	60,000	1,510,800
Monmouth Real Estate Investment Corp.	24,600	463,464
National Health Investors, Inc.	23,100	1,522,521
National Retail Properties, Inc.	17,100	792,585
National Storage Affiliates Trust - Series A, 6.00%	40,295	1,077,891
NETSTREIT Corp.	48,003	1,071,427
Omega Healthcare Investors, Inc.	31,965	1,170,558
Paramount Group, Inc.	39,000	428,220
Pebblebrook Hotel Trust - Series C, 6.50%	13,942	355,939
Pebblebrook Hotel Trust - Series D, 6.38%	27,380	694,083
Pebblebrook Hotel Trust - Series E, 6.38% (b)	97,392	2,474,731
Pebblebrook Hotel Trust - Series F, 6.30%	92,505	2,374,603
Pebblebrook Hotel Trust - Series G, 6.38%	95,700	2,472,888
Piedmont Office Realty Trust, Inc.	182,360	3,371,836
Plymouth Industrial REIT, Inc.	47,739	913,724
Postal Realty Trust, Inc.	12,748	257,637
Preferred Apartment Communities, Inc.	186,271	1,827,319
PS Business Parks, Inc. - Series Z, 4.88% (b)	37,900	1,027,090
QTS Realty Trust, Inc.	19,197	1,216,706
QTS Realty Trust, Inc. - Series A, 7.13% (b)	75,230	2,050,017
QTS Realty Trust, Inc. - Series B, 6.50%	5,000	714,650
Regency Centers Corp.	36,400	2,351,440
Rexford Industrial Realty, Inc.	15,000	828,450
Rexford Industrial Realty, Inc. - Series A, 5.88%	36,600	930,006
RLJ Lodging Trust - Series A, 1.95% (b)(c)	215,432	5,967,466
RPT Realty - Series D, 7.25%	8,406	481,412
Sabra Health Care REIT, Inc.	173,700	3,034,539
Seritage Growth Properties - Series A, 7.00%	32,452	785,663
SITE Centers Corp.	39,000	583,830
SL Green Realty Corp.	9,000	712,980
SL Green Realty Corp. - Series I, 6.50% (b)	60,156	1,557,439
Summit Hotel Properties, Inc. - Series E, 6.25%	41,215	1,098,792
Sunstone Hotel Investors, Inc. - Series E, 6.95%	38,898	982,952
Sunstone Hotel Investors, Inc.	60,000	1,604,400
UMH Properties, Inc. - Series C, 6.75% (b)	94,739	2,452,793
UMH Properties, Inc. - Series D, 6.38% (b)	54,000	1,399,140
Urban Edge Properties	90,000	1,741,500
VEREIT, Inc.	12,620	600,333
Vornado Realty Trust	131,000	6,193,680
Vornado Realty Trust - Series K, 5.70% (b)	53,365	1,378,418
Vornado Realty Trust - Series L, 5.40% (b)	17,974	458,337
Vornado Realty Trust - Series M, 5.25% (b)	27,515	728,597
Weingarten Realty Investors	47,000	1,540,190
WP Carey, Inc.	22,563	1,702,378
		132,554,864

TOTAL REITS		190,035,529
(Cost $167,576,000)

PREFERRED STOCKS - 7.1%
Energy - 0.7%
Energy Transfer Partners LP - Series C, 7.38% (3 Month LIBOR USD + 4.53%) (a)(b)	33,032	811,596
Energy Transfer Partners LP - Series D, 7.63% (3 Month LIBOR USD + 4.74%) (a)	20,556	513,489
		1,325,085

Financials - 2.0%
Capstead Mortgage Corp. - Series E, 7.50%	48,338	1,224,885
Invesco Mortgage Capital, Inc. - Series A, 7.75% (b)	48,724	1,229,794
Invesco Mortgage Capital, Inc. - Series B, 7.75% (3 Month LIBOR USD + 5.18%) (a)(b)	38,008	957,801
MFA Financial, Inc. - Series B, 7.50%	21,897	555,746
		3,968,226

Industrials - 1.2%
Triton International Ltd., 7.38% (c)	51,600	1,426,224
Triton International Ltd., 6.88% (c)	35,606	955,665
		2,381,889

Real Estate - 3.2%
Hersha Hospitality Trust - Series D, 6.50%	106,777	2,524,208
iStar, Inc. - Series G, 7.65%	22,245	567,403
Landmark Infrastructure Partners LP - Series B, 7.90%	33,399	845,997
Summit Hotel Properties, Inc. - Series D, 6.45%	19,791	504,473
VEREIT, Inc. - Series F, 6.70% (b)	74,081	1,881,657
		6,323,738

TOTAL PREFERRED STOCKS		13,998,938
(Cost $12,449,846)

CONVERTIBLE PREFERRED STOCKS - 0.9%
Real Estate - 0.9%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	80,173	1,815,117

TOTAL CONVERTIBLE PREFERRED STOCKS		1,815,117
(Cost $1,974,694)

EXCHANGE TRADED FUNDS - 1.0%
iShares Preferred & Income Securities ETF	51,000	1,981,350

TOTAL EXCHANGE TRADED FUNDS		1,981,350
(Cost $1,979,908)

CLOSED-END MUTUAL FUNDS - 0.8%
Nuveen Preferred Income Opportunities Fund (b)	170,000	1,666,000

TOTAL CLOSED-END MUTUAL FUNDS		1,666,000
(Cost $1,383,440)

SHORT-TERM INVESTMENTS - 1.1%
First American Treasury Obligations Fund, 0.01% (d)	2,224,304	2,224,304

TOTAL SHORT-TERM INVESTMENTS		2,224,304
(Cost $2,224,304)

TOTAL INVESTMENTS
(Cost $190,428,523) - 107.2%		211,721,238
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2)%		(14,303,122)

TOTAL NET ASSETS - 100.0%		$197,418,116

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown represents the rate at May 31, 2021.
(b)	All or a portion of the security has been segregated for open short positions.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	Seven-day yield as of May 31, 2021.

The accompanying notes are an integral part of the portfolio of investments.

ORINDA INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close.  Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are
The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
REITs
Financials	$57,480,665	$57,480,665	$-	$-
Real Estate	132,554,864	132,554,864	-	-
Total REITs	190,035,529	190,035,529	-	-
Preferred Stocks
Energy	1,325,085	1,325,085	-	-
Financials	3,968,226	3,968,226	-	-
Industrials	2,381,889	2,381,889		-
Real Estate	6,323,738	5,477,741	845,997	-
Total Preferred Stocks	13,998,938	13,152,941	845,997	-
Convertible Preferred Stocks
Real Estate	1,815,117	1,815,117	-	-
Total Convertible Preferred Stocks	1,815,117	1,815,117	-	-
Exchange Traded Funds	1,981,350	1,981,350	-	-
Closed-End Mutual Funds	1,666,000	1,666,000	-	-
Short-Term Investments	2,224,304	2,224,304	-	-
Total Investments in Securities	$211,721,238	$210,875,241	$845,997	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair value pricing are categorized as Level 2 in the hierarchy.

For the period ending May 31, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.